Note 12. Geographic Operating Information (Tables)	9 Months Ended
Sep. 30, 2013
Segment Reporting [Abstract]
Revenue based on geographic region
	Three months ended		Nine months ended
	September 30,		September 30,
	2013	2012	2013	2012
Geographic region
North America	$1,756,446	$1,215,511	$4,891,859	$3,120,544
Europe	346,385	-	346,385	-
Total revenues	$2,102,831	$1,215,511	$5,238,244	$3,120,544